Notes to the Profit or Loss Statement -Summary Of Reconciliation Of Earning Per Share (Detail)	12 Months Ended
	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 EUR (€) € / shares shares	Dec. 31, 2018 EUR (€) € / shares shares
Numerator (in €)
Consolidated Net Profit - used in calculating Basic Earnings per Share | €	€ 97,890,576		€ (103,014,058)	€ (56,172,121)
Interest in connection with Dilutive Shares | $		$ 654,487
Profit used in calculating Diluted Earnings per Share | $		$ 98,545,063
Weighted average Ordinary Shares Used in Calculating Basic Earnings per Share	32,525,644	32,525,644	0	0
Dilutive Shares	642,208	642,208
Weighted average Ordinary Shares and potential Ordinary Shares Used in Calculating Diluted Earnings per Share	33,167,852	33,167,852	0	0
Earnings per Share (in €)
Basic | € / shares	€ 3.01		€ 0	€ 0
Diluted | € / shares	€ 2.97		€ 0	€ 0